Related Party Transactions - Schedule of Transactions with Key Management Personnel (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Transactions with Key Management Personnel [Abstract]
Key Management Remuneration	$ 679,005	$ 365,994
Former Management Fees		129,705
Stock-based compensation
Total	$ 679,005	$ 495,699